SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Current					$ 965,635	$ 635,512
Deferred					(41,866)	(109,903)
Current
Deferred
Change in valuation allowance					41,866	109,903
Income tax provision	$ 28,791	$ 262,530	$ 60,982	$ 550,551	$ 965,635	$ 635,512